Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 2,348	$ 18,406	$ 3,103	$ 2,380